Significant Accounting Policies (Narrative) (Details)	12 Months Ended										12 Months Ended							2 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	May 31, 2012 USD ($)	May 31, 2012 ILS	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS	Jun. 30, 2010 ILS	Dec. 31, 2013 UAV Tactical Systems Ltd	Dec. 31, 2013 Advance Flight Training Limited Partnership	Dec. 31, 2013 Series A USD ($)	Dec. 31, 2012 Series A ILS	Jun. 30, 2012 Series A ILS	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	May 31, 2012 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR)	Dec. 31, 2013 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR)	Dec. 31, 2013 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR) Senior Notes	Dec. 31, 2012 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR) Senior Notes
Significant Accounting Policies [Line Items]
Components of accumulated other comprehensive income loss, tax	$ 12,604,000	$ 23,744,000
Derivative Instruments, tax benefit	24,000
Pension and Other Postretirement Benefit Plans, tax benefit	12,580,000
Percentage of equity voting rights																20.00%	50.00%
Amount in which the company discontinues applying the equity method for investments	0
Reduction of allocation to non-controlling interest	0
Voting rights											51.00%	100.00%
Contractual rights percentage												50.00%
Minimum term of maturity where deposits are considered long-term, in years	1 year
Impairment of long-lived assets	900,000
Severance expenses	54,544,000	58,326,000	50,018,000
Cost of revenue sold, change in estimate	(5,300,000)	(36,000,000)	(26,800,000)
Percentage of cost of revenue sold	0.25%	1.74%	1.28%
Percentage of gross profit	0.64%	4.41%	3.66%
Cost of revenue sold, increase (decrease) to net income	4,600,000	32,500,000	23,200,000
Cost of revenue sold, increase (cecrease) in earnings per share, diluted	$ 0.11	$ 0.77	$ 0.54
Percentage of revenue from service	10.00%	10.00%	10.00%
Issuance amount of Series A Note	423,509,000	450,040,000				24,407,000	92,000,000	217,420,000	807,000,000	1,100,000,000					900,000,000
Cross currency interest rate swap, amount	287,000,000			1,100,000,000	1,100,000,000									900,000,000
Received interest payments semi-annually in NIS	4.84%	4.84%				4.84%	4.84%			4.84%
Debt instrument, description of variable rate basis																		LIBOR	LIBOR	LIBOR
Derivative, basis spread on variable rate																			1.65%		1.84%
Senior notes fair value													457,136,000
Rights sold to receive payments from the Israeli Ministry of Defense	$ 161,693,000
Outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share	45,031	125,709	76,815